BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings

The Company’s borrowings consisted of the following:

	As of December 31,
	2013	2014
PRC
Short-term bank borrowings	$18,356	$142,412
Long-term debt	14,167	—

PRC subtotal	$32,523	$142,412

U.S.
Senior debt—borrowings under term note	$1,437	13,987
Short-term bank borrowings	45,017	57,307

U.S. subtotal	$46,454	$71,294

Total	$78,977	$213,706

Maturity Analysis:
Short-term bank borrowings	$63,373	$189,581
Long-term debt, current portion	4,480	10,138

Sub-total, current portion	67,853	199,719
Long-term debt, non-current portion	11,124	13,987

Total	$78,977	$213,706

Schedule of Future Payments	The schedule of future payments of all borrowings as of December 31, 2014 is as follows:

2015	$199,719
2016	13,243
2017	255
2018	267
2019	222

Total	$213,706